Investments in debt securities held to maturity (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Investments in debt securities - maturity schedule of the outstanding investments in debt securities (Table)
Maturity date	Carrying amount	Fair value
Due within 1 year	$15,141	$15,125
Due in 1-5 years	10,088	10,094
Due in 5-10 years	15,145	14,601
Total	$40,374	$39,820